Long-Term Debt - Additional Information (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 04, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Liability associated with vessel held for sale, part of the Tranche A			$ 14,781
Interest expense		$ 17,422	$ 18,441	$ 17,203
Weighted average interest rate		5.40%	4.30%
Repayment of credit facility		$ 55,283	$ 98,464	$ 13,219
2017 Credit Facility
Debt Instrument [Line Items]
Senior secured term loan facility, arrangement date			Sep. 06, 2017
Line of credit facility, maximum borrowing capacity			$ 460,000
Number of Tranches			2
Repayment amount		34,984
Latest date the outstanding repayments will be repaid			Oct. 04, 2023
Debt variable rate basis			LIBOR
Credit facility margin			3.25%
2017 Credit Facility | Tranche A
Debt Instrument [Line Items]
Repayment installments			24
Frequency of Payments			quarterly
Repayment amount			$ 3,681
Balloon payment, payable together with the final quarterly instalment			$ 108,935
Starting period of payment installments			Jan. 04, 2018
2017 Credit Facility | Tranche B
Debt Instrument [Line Items]
Repayment installments			24
Frequency of Payments			quarterly
Repayment amount			$ 6,380
Starting period of payment installments			Jan. 04, 2018
2017 Credit Facility | Continuing operations
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 350,401
2017 Credit Facility | Discontinued operations
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			109,599
2017 Credit Facility | In connection with the sale of M/T Aristotelis
Debt Instrument [Line Items]
Liability associated with vessel held for sale, part of the Tranche A			$ 14,781
Repayment of credit facility		14,383
2017 Credit Facility | In connection with the sale of M/T Amore Mio II
Debt Instrument [Line Items]
Repayment of credit facility		5,916
Previous Credit Facilities
Debt Instrument [Line Items]
Repayment amount	$ 9,914
Repayment of credit facility	$ 88,550
Amendment of 2017 Credit Facility repayment schedule | Tranche A
Debt Instrument [Line Items]
Repayment amount		3,469
Balloon payment, payable together with the final quarterly instalment		102,651
Amendment of 2017 Credit Facility repayment schedule | Tranche B
Debt Instrument [Line Items]
Repayment amount		$ 6,154